                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02932

Morgan Stanley High Yield Securities Inc.
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices)               (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: August 31, 2004

Date of reporting period: August 31, 2004


Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley High Yield Securities Inc. performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered. Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund.

FUND REPORT

FOR THE YEAR ENDED AUGUST 31, 2004

TOTAL RETURN FOR THE 12-MONTH PERIOD ENDED AUGUST 31, 2004

                                            LEHMAN   LIPPER HIGH
                                          BROTHERS       CURRENT
                                        U.S. CORP.    YIELD BOND
                                        HIGH YIELD         FUNDS
CLASS A   CLASS B   CLASS C   CLASS D     INDEX(1)      INDEX(2)
  15.40%    14.15%    14.65%    14.93%       13.98%        12.76%

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURN FIGURES ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE INFORMATION.

MARKET CONDITIONS

The U.S. high-yield securities market performed strongly for the 12 months ended August 31, 2004. The rally that began in October 2002 endured early in the period as a beneficial economic environment persisted, corporate earnings continued to be positive and the default rate declined. During the 12 months of this reporting period many companies moved to refinance old high-yield debt and bank debt in order to lock in a lower interest rate. Because the resulting flood of supply was more than matched by surging demand for high-yield debt by yield-hungry investors, the high-yield market rallied sharply through the end of 2003.

After January the rally faltered and performance wavered between slightly positive and negative. Although earnings remained strong and defaults continued to decline, outflows from mutual funds were detrimental to the market's performance, as money managers were forced to sell to meet the outflows. In April investors became increasingly concerned that the Federal Reserve's Open Market Committee would soon move to raise interest rates, adding volatility to the financial markets. This volatility began to settle in the summer months when the Federal Reserve demonstrated that it would take a measured approach to raising interest rates. Supply and demand also came into a more favorable balance when the new-issue calendar generally slowed and funds saw some new inflows.

Performance by sector varied somewhat over the 12-month period. Lower-quality sectors such as utilities and telecommunications performed most strongly in the early half of the period, based on investors' increased appetite for risk. Utility bonds performed well for the period in that they made a recovery from losses in the preceding period and were boosted by better fundamentals. The aerospace sector underperformed considerably, as the airline industry was particularly hurt by defaults and generally poor fundamentals.

PERFORMANCE ANALYSIS

Morgan Stanley High Yield Securities Inc. outperformed both the Lehman Brothers U.S. Corporate High Yield Index and the Lipper High Current Yield Bond Funds Index for the 12 months ended August 31, 2004. An underweighted position in the aerospace sector relative to the Lehman Brothers U.S. Corporate High Yield Index was a strong positive driver of overall performance, as the Fund did not own any airline companies during this period. Security selection in the housing sector also proved positive, as a number of building products companies provided gains. Among them, Nortek and Associated Materials were added when they were relatively inexpensive and performed well over the period as a result of strong fundamentals.

Despite the Fund's outperformance for the 12 months under review, several positions had a negative effect on the Fund. Security selection in the cable and chemicals sectors served as a detractor when the Fund was hurt by a few holdings such as the satellite cable provider Pegasus Communications, which suffered after they lost on most fronts in their lawsuit against Direct TV and Direct TV terminated the resale agreement; we sold off the company's bonds later in the period. Within the chemicals sector, Rhodia and Avecia both suffered from disappointing earnings and deteriorating fundamentals that similarly hurt the Fund.

  TOP FIVE INDUSTRIES

  Electric Utilities                                                      6.6%
  Chemicals: Specialty                                                    5.2
  Cable/Satellite TV                                                      4.4
  Oil & Gas Pipelines                                                     3.9
  Wireless Telecommunications                                             3.7

  LONG-TERM CREDIT ANALYSIS

  A/A+                                                                    3.6%
  Baa/BBB+                                                                0.3
  Ba/BB-                                                                 19.2
  B/B                                                                    52.3
  Caa/CCC                                                                22.3
  NR/NR                                                                   2.3

DATA AS OF AUGUST 31, 2004. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES FOR TOP FIVE INDUSTRIES ARE AS A PERCENTAGE OF NET ASSETS AND ALL PERCENTAGES FOR LONG-TERM CREDIT ANALYSIS ARE AS A PERCENTAGE OF TOTAL LONG-TERM INVESTMENTS. PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 80 PERCENT OF ITS ASSETS IN FIXED-INCOME SECURITIES (INCLUDING ZERO-COUPON SECURITIES) RATED BELOW Baa BY MOODY'S INVESTORS SERVICE ("MOODY'S") OR BELOW BBB BY STANDARD & POOR'S CORPORATION ("S&P") OR IN NONRATED SECURITIES CONSIDERED BY THE FUND'S INVESTMENT MANAGER TO BE APPROPRIATE INVESTMENTS FOR THE FUND. SUCH SECURITIES MAY ALSO INCLUDE "RULE 144A" SECURITIES, WHICH ARE SUBJECT TO RESALE RESTRICTIONS.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS, AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, www.morganstanley.com. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, http://www.sec.gov. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800)SEC-0330. YOU CAN

ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (publicinfo@sec.gov) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102. YOU MAY OBTAIN COPIES OF A FUND'S FISCAL QUARTER FILINGS BY CONTACTING MORGAN STANLEY CLIENT RELATIONS AT (800)869-NEWS.

PROXY VOTING POLICIES AND PROCEDURES

A DESCRIPTION OF (1) THE FUND'S POLICIES AND PROCEDURES WITH RESPECT TO THE VOTING OF PROXIES RELATING TO THE FUND'S PORTFOLIO SECURITIES AND (2) HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED AUGUST 31, 2004, IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING (800)869-NEWS OR BY VISITING THE MUTUAL FUND CENTER ON OUR WEBSITE AT www.morganstanley.com. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

ANNUAL HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800)350-6414, 8:00 A.M. TO 8:00 P.M. ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

                 (This page has been left blank intentionally.)

PERFORMANCE SUMMARY

[CHART]

PERFORMANCE OF A $10,000 INVESTMENT--CLASS A AND D

                       CLASS A@        CLASS D@        LEHMAN(1)       LIPPER(2)
August 31, 1994      $     9,575     $    10,000     $    10,000     $    10,000
August 31, 1995      $    10,695     $    11,198     $    11,385     $    11,154
August 31, 1996      $    11,850     $    12,437     $    12,484     $    12,339
August 31, 1997      $    13,596     $    14,304     $    14,379     $    14,259
August 31, 1998      $    13,650     $    14,394     $    14,815     $    14,449
August 31, 1999      $    13,851     $    14,635     $    15,423     $    15,235
August 31, 2000      $    12,621     $    13,363     $    15,597     $    15,333
August 31, 2001      $     7,945     $     8,425     $    15,632     $    14,179
August 31, 2002      $     6,221     $     6,618     $    14,436     $    12,936
August 31, 2003      $     7,457     $     7,995     $    18,025     $    15,754
August 31, 2004      $     8,606     $     9,189     $    20,544     $    17,765

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED AUGUST 31, 2004

                         CLASS A SHARES*       CLASS B SHARES**        CLASS C SHARES+       CLASS D SHARES++
                        (SINCE 09/26/79)       (SINCE 07/28/97)       (SINCE 07/28/97)       (SINCE 09/26/79)
  SYMBOL                           HYLAX                  HYLBX                  HYLCX                  HYLDX
  1 YEAR                           15.40%(3)              14.15%(3)              14.65%(3)              14.93%(3)
                                   10.50(4)                9.15(4)               13.65(4)                  --

  5 YEARS                          (9.08)(3)              (9.60)(3)              (9.64)(3)              (8.89)(3)
                                   (9.86)(4)              (9.80)(4)              (9.64)(4)                 --

  10 YEARS                         (1.06)(3)                 --                     --                  (0.84)(3)
                                   (1.49)(4)                 --                     --                     --

  SINCE INCEPTION                   4.96(3)               (6.70)(3)              (6.73)(3)               5.21(3)
                                    4.78(4)               (6.70)(4)              (6.73)(4)                 --

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT morganstanley.com OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

PRIOR TO JULY 28, 1997 THE FUND OFFERED ONLY ONE CLASS OF SHARES. BECAUSE THE DISTRIBUTION ARRANGEMENT FOR CLASS A MOST CLOSELY RESEMBELED THE DISTRIBUTION ARRANGEMENT APPLICABLE PRIOR TO THE IMPLEMENTATION OF MULTIPLE CLASSES (I.E., CLASS A IS SOLD WITH A FRONT-END SALES CHARGE), HISTORICAL PERFORMANCE INFORMATION HAS BEEN RESTATED TO REFLECT THE ACTUAL MAXIMUM SALES CHARGE APPLICABLE TO CLASS A (I.E., 4.25%) AS COMPARED TO THE 5.50% SALES CHARGE IN EFFECT PRIOR TO JULY 28, 1997. IN ADDITION, CLASS A SHARES ARE NOW SUBJECT TO AN ONGOING 12B-1 FEE WHICH IS REFLECTED IN THE RESTATED PERFORMANCE FOR THAT CLASS.

BECAUSE ALL SHARES OF THE FUND HELD PRIOR TO JULY 28, 1997 WERE DESIGNATED CLASS D SHARES, THE FUND'S HISTORICAL PERFORMANCE HAS BEEN RESTATED TO REFLECT THE ABSENCE OF ANY SALES CHARGE.

*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 4.25%.

** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.

+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

++   CLASS D HAS NO SALES CHARGE.

(1) THE LEHMAN BROTHERS U.S. CORPORATE HIGH YIELD INDEX TRACKS THE PERFORMANCE OF ALL BELOW INVESTMENT-GRADE SECURITIES WHICH HAVE AT LEAST $100 MILLION IN OUTSTANDING ISSUANCE, A MATURITY GREATER THAN ONE YEAR, AND ARE ISSUED IN FIXED-RATE U.S. DOLLAR DENOMINATIONS. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THE LIPPER HIGH CURRENT YIELD BOND FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER HIGH CURRENT YIELD BOND FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 30 FUNDS REPRESENTED IN THIS INDEX.

(3) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.

(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.

@@   ENDING VALUE ASSUMING A COMPLETE REDEMPTION ON AUGUST 31, 2004

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 03/01/04 - 08/31/04.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

                                                       BEGINNING         ENDING         EXPENSES PAID
                                                     ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD *
                                                     -------------    -------------    ---------------
                                                                                         03/01/04 -
                                                       03/01/04         08/31/04          08/31/04
                                                     -------------    -------------    ---------------
CLASS A
Actual (4.17% return)                                $    1,000.00    $    1,041.70       $    4.93
Hypothetical (5% return before expenses)             $    1,000.00    $    1,020.31       $    4.88

CLASS B
Actual (3.86% return)                                $    1,000.00    $    1,038.60       $    8.40
Hypothetical (5% return before expenses)             $    1,000.00    $    1,016.89       $    8.31

CLASS C
Actual (3.79% return)                                $    1,000.00    $    1,037.90       $    8.91
Hypothetical (5% return before expenses)             $    1,000.00    $    1,016.39       $    8.82

CLASS D
Actual (3.66% return)                                $    1,000.00    $    1,036.60       $    4.56
Hypothetical (5% return before expenses)             $    1,000.00    $    1,020.66       $    4.52

----------
   * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.96%, 1.64%, 1.74% AND 0.89% RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/366 (TO REFLECT THE ONE-HALF YEAR PERIOD).

MORGAN STANLEY HIGH YIELD SECURITIES INC.

PORTFOLIO OF INVESTMENTS - AUGUST 31, 2004

   PRINCIPAL
   AMOUNT IN                                                           COUPON       MATURITY
   THOUSANDS                                                            RATE          DATE           VALUE
----------------------------------------------------------------------------------------------------------------
                  CORPORATE BONDS (92.0%)
                  ADVERTISING/MARKETING SERVICES (0.8%)
$         3,017   Interep National Radio Sales, Inc. (Series B)          10.00%     07/01/08    $      2,372,116
          2,205   Vertis Inc. - 144A*                                    13.50      12/07/09           2,240,831
                                                                                                ----------------
                                                                                                       4,612,947
                                                                                                ----------------
                  AEROSPACE & DEFENSE (0.3%)
          1,881   Dunlop Standards Aerospace Holdings
                    PLC - 144A* (United Kingdom)                        11.875      05/15/09           2,003,265
                                                                                                ----------------
                  ALTERNATIVE POWER GENERATION (1.5%)
          4,670   Calpine Corp. - 144A*                                   8.50      07/15/10           3,689,300
          5,399   Ormat Funding Corp. - 144A*                             8.25      12/30/20           5,155,926
                                                                                                ----------------
                                                                                                       8,845,226
                                                                                                ----------------
                  APPAREL/FOOTWEAR (0.3%)
          1,650   Oxford Industries Inc. - 144A*                         8.875      06/01/11           1,773,750
                                                                                                ----------------
                  AUTO PARTS: O.E.M. (0.8%)
          4,160   TRW Automotive, Inc.                                   9.375      02/15/13           4,815,200
                                                                                                ----------------
                  AUTOMOTIVE AFTERMARKET (0.6%)
          3,010   Tenneco Automotive, Inc. (Series B)                   11.625      10/15/09           3,228,225
                                                                                                ----------------
                  BROADCASTING (0.5%)
          1,285   Granite Broadcasting Corp.                              9.75      12/01/10           1,217,537
          1,296   Salem Communications Holdings Corp. (Series B)          9.00      07/01/11           1,419,120
                                                                                                ----------------
                                                                                                       2,636,657
                                                                                                ----------------
                  BUILDING PRODUCTS (3.3%)
          8,350   Associated Materials Inc. - 144A*                      11.25++    03/01/14           5,949,375
          1,705   Brand Services Inc.                                    12.00      10/15/12           1,952,225
            865   Interface Inc.                                          7.30      04/01/08             860,675
          4,460   Interface Inc.                                          9.50      02/01/14           4,593,800
          4,050   THL Buildco Inc. (Nortek) Inc. - 144A*                  8.50      09/01/14           4,242,375
          1,455   WII Components, Inc. - 144A*                           10.00      02/15/12           1,447,725
                                                                                                ----------------
                                                                                                      19,046,175
                                                                                                ----------------
                  CABLE/SATELLITE TV (4.4%)
          1,002   Avalon Cable LLC                                      11.875      12/01/08           1,062,156
          1,780   Charter Communications Holdings LLC                    10.75      10/01/09           1,504,100
          4,465   Charter Communications Holdings/Charter Capital        11.75++    05/15/11           2,857,600
          1,340   Charter Communications Holdings/Charter Capital        13.50++    01/15/11             984,900
          1,085   Directv Holdings/Finance                               8.375      03/15/13           1,239,612
          5,280   Kabel Deutscheland - 144A* (Germany)                  10.625      07/01/14           5,438,400
          3,055   Knology, Inc. - 144A* (c)                              12.00+     11/30/09           2,910,280
          1,700   Panamsat Corp. - 144A*                                  9.00      08/15/14           1,780,750
          1,780   Renaissance Media Group LLC                            10.00      04/15/08           1,842,300
          7,980   Telenet Group Holdings NV - 144A* (Belgium)            11.50++    06/15/14           5,526,150
                                                                                                ----------------
                                                                                                      25,146,248
                                                                                                ----------------

                        SEE NOTES TO FINANCIAL STATEMENTS

   PRINCIPAL
   AMOUNT IN                                                           COUPON       MATURITY
   THOUSANDS                                                            RATE          DATE           VALUE
----------------------------------------------------------------------------------------------------------------
                  CASINO/GAMING (2.5%)
$        27,175   Aladdin Gaming Holdings/Capital Corp. LLC
                    (Series B) (b)                                       13.50%     03/01/10    $              0
          3,120   Isle of Capri Casinos                                   7.00      03/01/14           3,104,400
          3,550   MGM Mirage Inc.                                         6.00      10/01/09           3,621,000
          1,800   MGM Mirage Inc. - 144A*                                5.875      02/27/14           1,705,500
         27,634   Resort At Summerlin LP/Ras Co. (Series B) (a) (b)      13.00      12/15/07                   0
          3,195   Station Casinos, Inc.                                   6.00      04/01/12           3,218,962
          2,470   Venetian Casino/LV Sands                               11.00      06/15/10           2,825,062
                                                                                                ----------------
                                                                                                      14,474,924
                                                                                                ----------------

                  CHEMICALS: MAJOR DIVERSIFIED (2.1%)
          4,230   Equistar Chemical Funding                             10.125      09/01/08           4,727,025
          1,575   Huntsman Advanced Materials Corp. - 144A*              11.00      07/15/10           1,803,375
          5,480   Huntsman ICI Chemicals                                10.125      07/01/09           5,671,800
                                                                                                ----------------
                                                                                                      12,202,200
                                                                                                ----------------
                  CHEMICALS: SPECIALTY (5.5%)
          1,880   Avecia Group PLC (United Kingdom)                      11.00      07/01/09           1,513,400
          1,785   FMC Corp.                                              10.25      11/01/09           2,086,219
          1,755   Innophos Inc. - 144A*                                  8.875      08/15/14           1,833,975
            945   ISP Chemco                                             10.25      07/01/11           1,056,037
          4,065   ISP Holdings Inc. (Series B)                          10.625      12/15/09           4,491,825
          1,135   Koppers Industry Inc.                                  9.875      10/15/13           1,254,175
            775   Millennium America, Inc.                                7.00      11/15/06             800,187
          4,185   Millennium America, Inc.                                9.25      06/15/08           4,582,575
          1,140   Nalco Co. - 144A*                                       7.75      11/15/11           1,219,800
          4,235   Nalco Co. - 144A*                                      8.875      11/15/13           4,589,681
          3,855   Rhodia SA (France)                                     8.875      06/01/11           3,276,750
          2,715   Rockwood Specialties, Inc.                            10.625      05/15/11           2,972,925
          1,700   Westlake Chemical Corp.                                 8.75      07/15/11           1,899,750
                                                                                                ----------------
                                                                                                      31,577,299
                                                                                                ----------------
                  COAL (0.2%)
            930   Foundation PA Coal Co. - 144A*                          7.25      08/01/14             983,475
                                                                                                ----------------
                  CONSUMER SUNDRIES (0.3%)
          1,985   Amscan Holdings, Inc. - 144A*                           8.75      05/01/14           1,987,481
                                                                                                ----------------
                  CONSUMER/BUSINESS SERVICES (1.4%)
          3,450   Buhrmann US, Inc. - 144A*                               8.25      07/01/14           3,475,875
          3,245   Muzak LLC/Muzak Finance Corp.                          9.875      03/15/09           2,336,400
          2,245   Muzak LLC/Muzak Finance Corp.                          10.00      02/15/09           2,009,275
                                                                                                ----------------
                                                                                                       7,821,550
                                                                                                ----------------

                        SEE NOTES TO FINANCIAL STATEMENTS

   PRINCIPAL
   AMOUNT IN                                                           COUPON       MATURITY
   THOUSANDS                                                            RATE          DATE           VALUE
----------------------------------------------------------------------------------------------------------------
                  CONTAINERS/PACKAGING (2.7%)
$         2,850   Graphic Packaging International Corp.                   9.50%     08/15/13    $      3,206,250
          1,900   Norampac, Inc. (Canada)                                 6.75      06/01/13           1,971,250
            850   Owens-Brockway Glass Containers Corp.                   8.75      11/15/12             947,750
          1,765   Owens-Illinois Inc.                                     7.35      05/15/08           1,826,775
          3,005   Owens-Illinois Inc.                                     7.50      05/15/10           3,080,125
          3,020   Pliant Corp. (Issued 04/10/02)                         13.00      06/01/10           2,793,500
          1,530   Pliant Corp. (Issued 08/29/00)                         13.00      06/01/10           1,415,250
                                                                                                ----------------
                                                                                                      15,240,900
                                                                                                ----------------
                  DRUGSTORE CHAINS (1.2%)
          1,005   Jean Coutu Group PJC Inc. - 144A* (Canada)             7.625      08/01/12           1,040,175
          2,490   Jean Coutu Group PJC Inc. - 144A* (Canada)              8.50      08/01/14           2,521,125
          2,235   Rite Aid Corp.                                         7.125      01/15/07           2,290,875
            810   Rite Aid Corp.                                         8.125      05/01/10             854,550
                                                                                                ----------------
                                                                                                       6,706,725
                                                                                                ----------------
                  ELECTRIC UTILITIES (5.5%)
          1,330   AES Corp. (The)                                         7.75      03/01/14           1,346,625
            377   AES Corp. (The)                                        8.875      02/15/11             414,700
            537   AES Corp. (The)                                        9.375      09/15/10             600,097
          3,020   AES Corp. (The) - 144A*                                 9.00      05/15/15           3,374,850
          2,405   Allegheny Energy, Inc.                                  7.75      08/01/05           2,510,219
            460   CMS Energy Corp.                                        7.50      01/15/09             483,000
          3,010   CMS Energy Corp.                                        8.50      04/15/11           3,280,900
          1,040   IPALCO Enterprises, Inc.                               8.625***   11/14/11           1,159,600
          3,160   Monongahela Power Co.                                   5.00      10/01/06           3,256,756
          3,235   MSW Energy Holdings/Finance                            7.375      09/01/10           3,380,575
            695   MSW Energy Holdings/Finance                             8.50      09/01/10             761,025
          1,940   Nevada Power Co.                                        8.25      06/01/11           2,124,300
          3,130   Nevada Power Co.                                        9.00      08/15/13           3,521,250
          1,810   PG&E Corp.                                             6.875      07/15/08           1,972,900
          3,320   PSEG Energy Holdings Inc.                              8.625      02/15/08           3,652,000
                                                                                                ----------------
                                                                                                      31,838,797
                                                                                                ----------------
                  ELECTRICAL PRODUCTS (0.5%)
          2,525   Rayovac Corp.                                           8.50      10/01/13           2,714,375
                                                                                                ----------------
                  ELECTRONIC DISTRIBUTORS (0.4%)
          2,245   BRL Universal Equipment Corp.                          8.875      02/15/08           2,407,762
                                                                                                ----------------
                  ELECTRONIC EQUIPMENT/INSTRUMENTS (0.8%)
          4,070   Xerox Corp.                                            7.125      06/15/10           4,334,550
                                                                                                ----------------

                        SEE NOTES TO FINANCIAL STATEMENTS

   PRINCIPAL
   AMOUNT IN                                                           COUPON       MATURITY
   THOUSANDS                                                            RATE          DATE           VALUE
----------------------------------------------------------------------------------------------------------------
                  ENVIRONMENTAL SERVICES (0.7%)
$         1,515   Allied Waste North America, Inc.                        6.50%     11/15/10    $      1,522,575
          2,310   Allied Waste North America, Inc.                        9.25      09/01/12           2,604,525
                                                                                                ----------------
                                                                                                       4,127,100
                                                                                                ----------------
                  FINANCE/RENTAL/LEASING (1.1%)
          3,105   United Rentals NA, Inc.                                 6.50      02/15/12           2,965,275
          3,410   United Rentals NA, Inc.                                 7.75      11/15/13           3,188,350
                                                                                                ----------------
                                                                                                       6,153,625
                                                                                                ----------------
                  FOOD RETAIL (1.2%)
          4,540   Delhaize America, Inc.                                 8.125      04/15/11           5,187,522
          1,504   Kroger Co. - 144A*                                      8.50      07/15/17           1,709,050
                                                                                                ----------------
                                                                                                       6,896,572
                                                                                                ----------------
                  FOOD: MEAT/FISH/DAIRY (2.9%)
          2,735   Michael Foods Inc. (Series B)                           8.00      11/15/13           2,878,587
          1,770   Pilgrim's Pride Corp.                                   9.25      11/15/13           1,938,150
          4,370   Pilgrim's Pride Corp.                                  9.625      09/15/11           4,905,325
          5,780   Smithfield Foods Inc.                                  7.625      02/15/08           6,170,150
            415   Smithfield Foods Inc. - 144A*                           7.00      08/01/11             431,600
            410   Smithfield Foods Inc. (Series B)                        8.00      10/15/09             447,925
                                                                                                ----------------
                                                                                                      16,771,737
                                                                                                ----------------
                  FOREST PRODUCTS (0.7%)
          1,115   Tembec Industries Inc. (Canada)                         7.75      03/15/12           1,131,725
          2,600   Tembec Industries Inc. (Canada)                         8.50      02/01/11           2,749,500
                                                                                                ----------------
                                                                                                       3,881,225
                                                                                                ----------------
                  GAS DISTRIBUTORS (1.5%)
          4,080   Dynegy Holdings, Inc.                                  6.875      04/01/11           3,814,800
          3,390   Dynegy Holdings, Inc. - 144A*                          9.875      07/15/10           3,796,800
            730   Northwest Pipeline Corp.                               8.125      03/01/10             825,813
                                                                                                ----------------
                                                                                                       8,437,413
                                                                                                ----------------
                  HOME BUILDING (1.0%)
          2,100   Tech Olympic USA, Inc.                                10.375      07/01/12           2,294,250
          1,645   Tech Olympic USA, Inc. (Issued 11/27/02)                9.00      07/01/10           1,751,925
          1,850   Tech Olympic USA, Inc. (Issued 02/03/03)                9.00      07/01/10           1,970,250
                                                                                                ----------------
                                                                                                       6,016,425
                                                                                                ----------------
                  HOME FURNISHINGS (0.2%)
          1,235   Tempur-Pedic Inc.                                      10.25      08/15/10           1,395,550
                                                                                                ----------------

                        SEE NOTES TO FINANCIAL STATEMENTS

   PRINCIPAL
   AMOUNT IN                                                           COUPON       MATURITY
   THOUSANDS                                                            RATE          DATE           VALUE
----------------------------------------------------------------------------------------------------------------
                  HOME IMPROVEMENT CHAINS (0.3%)
$         1,485   Buildings Materials Corp. - 144A*                       7.75%     08/01/14    $      1,455,300
                                                                                                ----------------
                  HOSPITAL/NURSING MANAGEMENT (1.4%)
            625   HCA, Inc.                                               7.19      11/15/15             675,664
          1,145   HCA, Inc.                                               7.58      09/15/25           1,189,832
          1,740   Medcath Holdings Corp. - 144A*                         9.875      07/15/12           1,827,000
            920   Tenet Healthcare Corp.                                  6.50      06/01/12             818,800
          2,400   Tenet Healthcare Corp.                                 7.375      02/01/13           2,232,000
          1,150   Tenet Healthcare Corp. - 144A*                         9.875      07/01/14           1,204,625
                                                                                                ----------------
                                                                                                       7,947,921
                                                                                                ----------------
                  HOTELS/RESORTS/CRUISELINES (1.3%)
          2,980   Hilton Hotels Corp.                                    7.625      12/01/12           3,419,550
            930   Hilton Hotels Corp.                                     7.95      04/15/07           1,029,975
            530   Starwood Hotels & Resorts Worldwide, Inc.              7.375      05/01/07             569,750
          2,290   Starwood Hotels & Resorts Worldwide, Inc.              7.875      05/01/12           2,576,250
                                                                                                ----------------
                                                                                                       7,595,525
                                                                                                ----------------
                  HOUSEHOLD/PERSONAL CARE (0.1%)
            610   Prestige Brands, Inc. - 144A*                           9.25      04/15/12             610,000
                                                                                                ----------------
                  INDUSTRIAL MACHINERY (0.2%)
          1,111   Flowserve Corp.                                        12.25      08/15/10           1,266,540
                                                                                                ----------------
                  INDUSTRIAL SPECIALTIES (2.2%)
          4,010   Johnsondiversy, Inc.                                   9.625      05/15/12           4,511,250
          1,440   Tekni-Plex Inc. - 144A*                                 8.75      11/15/13           1,389,600
          3,371   Tekni-Plex Inc. (Series B)                             12.75      06/15/10           3,269,870
          3,070   UCAR Finance, Inc.                                     10.25      02/15/12           3,499,800
                                                                                                ----------------
                                                                                                      12,670,520
                                                                                                ----------------
                  INTERNET SOFTWARE/SERVICES (0.3%)
          6,546   Exodus Communications, Inc. (a) (b)                   11.625      07/15/10                   0
          1,745   Global Cash Access - 144A*                              8.75      03/15/12           1,845,337
                                                                                                ----------------
                                                                                                       1,845,337
                                                                                                ----------------
                  INVESTMENT BANKS/BROKERS (0.8%)
          4,535   Refco Finance Holdings - 144A*                          9.00      08/01/12           4,716,400
                                                                                                ----------------
                  INVESTMENT MANAGERS (0.7%)
          3,695   JSG Funding PLC (Ireland)                              9.625      10/01/12           4,175,350
                                                                                                ----------------

                        SEE NOTES TO FINANCIAL STATEMENTS

   PRINCIPAL
   AMOUNT IN                                                           COUPON       MATURITY
   THOUSANDS                                                            RATE          DATE           VALUE
----------------------------------------------------------------------------------------------------------------
                  MEDICAL DISTRIBUTORS (1.1%)
$           220   AmerisourceBergen Corp.                                 7.25%     11/15/12    $        236,500
          5,260   AmerisourceBergen Corp.                                8.125      09/01/08           5,799,150
                                                                                                ----------------
                                                                                                       6,035,650
                                                                                                ----------------
                  MEDICAL SPECIALTIES (0.8%)
          1,300   Fisher Scientific International, Inc.                   8.00      09/01/13           1,449,500
          1,675   Fisher Scientific International, Inc.                  8.125      05/01/12           1,867,625
            715   Fisher Scientific International, Inc. - 144A*           6.75      08/15/14             741,813
            665   National Nephrology Assoc. Inc. - 144A*                 9.00      11/01/11             772,231
                                                                                                ----------------
                                                                                                       4,831,169
                                                                                                ----------------
                  MEDICAL/NURSING SERVICES (1.6%)
          5,140   Fresenius Medical Care Capital Trust                   7.875      06/15/11           5,628,300
            795   Fresenius Medical Care Capital Trust II (Units)++      7.875      02/01/08             850,650
          2,715   Team Health, Inc. - 144A*                               9.00      04/01/12           2,660,700
                                                                                                ----------------
                                                                                                       9,139,650
                                                                                                ----------------
                  METAL FABRICATIONS (1.1%)
          1,680   General Cable Corp.                                     9.50      11/15/10           1,864,800
          4,010   Trimas Corp.                                           9.875      06/15/12           4,270,650
                                                                                                ----------------
                                                                                                       6,135,450
                                                                                                ----------------
                  MISCELLANEOUS COMMERCIAL SERVICES (1.8%)
          1,955   Advanstar Communications, Inc.                          9.22***   08/15/08           2,031,016
          2,225   Advanstar Communications, Inc.                         10.75      08/15/10           2,464,188
            495   Advanstar Communications, Inc. (Series B)              12.00      02/15/11             528,413
          2,471   Iron Mountain Inc.                                      7.75      01/15/15           2,582,195
          2,800   Iron Mountain Inc.                                     8.625      04/01/13           3,038,000
                                                                                                ----------------
                                                                                                      10,643,812
                                                                                                ----------------
                  MISCELLANEOUS MANUFACTURING (0.6%)
          3,315   Amsted Industries Inc. - 144A*                         10.25      10/15/11           3,596,775
                                                                                                ----------------
                  MOVIES/ENTERTAINMENT (1.6%)
          4,850   Alliance Atlantic Communications, Inc. (Canada)        13.00      12/15/09           5,310,750
          1,210   Cinemark, Inc.                                          9.75++    03/15/14             839,438
          2,050   Marquee Inc. - 144A*                                    5.97***   08/15/10           2,101,250
            630   Marquee Inc. - 144A*                                   8.625      08/15/12             661,500
                                                                                                ----------------
                                                                                                       8,912,938
                                                                                                ----------------
                  OIL & GAS PIPELINES (3.9%)
          5,525   El Paso Production Holdings                             7.75      06/01/13           5,455,938
            715   GulfTerra Energy Partners, L.P.                         8.50      06/01/10             839,231
          2,863   GulfTerra Energy Partners, L.P.                       10.625      12/01/12           3,621,695

                        SEE NOTES TO FINANCIAL STATEMENTS

   PRINCIPAL
   AMOUNT IN                                                           COUPON       MATURITY
   THOUSANDS                                                            RATE          DATE           VALUE
----------------------------------------------------------------------------------------------------------------
$         2,525   Pacific EnergyPartner/Finance - 144A*                  7.125%     06/15/14    $      2,682,813
          1,435   Southern Natural Gas                                   8.875      03/15/10           1,621,550
          1,315   Transcontinental Gas Pipe Line Corp. (Series B)        8.875      07/15/12           1,601,013
          5,930   Williams Companies, Inc. (The)                         7.875      09/01/21           6,456,288
                                                                                                ----------------
                                                                                                      22,278,528
                                                                                                ----------------
                  OIL & GAS PRODUCTION (3.2%)
          4,210   Chesapeake Energy Corp.                                 7.50      09/15/13           4,546,800
          3,710   Hilcorp Energy/Finance - 144A*                         10.50      09/01/10           4,127,375
          1,400   Magnum Hunter Resources, Inc.                           9.60      03/15/12           1,585,500
          1,830   Plains E & P Corp. - 144A*                             7.125      06/15/14           1,948,950
          5,830   Vintage Petroleum, Inc.                                7.875      05/15/11           6,121,500
                                                                                                ----------------
                                                                                                      18,330,125
                                                                                                ----------------
                  OIL REFINING/MARKETING (1.3%)
          1,750   CITGO Petroleum Corp.                                 11.375      02/01/11           2,051,875
          3,000   Husky Oil Ltd.                                          8.90      08/15/28           3,505,041
          1,815   Tesoro Petroleum Corp.                                 9.625      04/01/12           2,087,250
                                                                                                ----------------
                                                                                                       7,644,166
                                                                                                ----------------
                  OILFIELD SERVICES/EQUIPMENT (1.6%)
          3,345   CHC Helicopter Corp. (Canada)                          7.375      05/01/14           3,399,356
            625   Hanover Compress Co.                                   8.625      12/15/10             668,750
            575   Hanover Compress Co.                                    9.00      06/01/14             619,563
          2,760   Hanover Equipment Trust 2001 A (Series A)               8.50      09/01/08           2,960,100
          1,655   Hanover Equipment Trust 2001 B (Series B)               8.75      09/01/11           1,795,675
                                                                                                ----------------
                                                                                                       9,443,444
                                                                                                ----------------
                  OTHER METALS/MINERALS (0.0%)
          3,750   Murrin Holdings Property Ltd. (Australia) (b)          9.375      08/31/07                 375
                                                                                                ----------------
                  OTHER TRANSPORTATION (0.9%)
          4,305   Laidlaw International Inc.                             10.75      06/15/11           4,929,225
                                                                                                ----------------
                  PHARMACEUTICALS: MAJOR (0.6%)
          1,370   VWR International - 144A* (Germany)                    6.875      04/15/12           1,407,675
          1,795   VWR International - 144A* (Germany)                     8.00      04/15/14           1,862,313
                                                                                                ----------------
                                                                                                       3,269,988
                                                                                                ----------------
                  PHARMACEUTICALS: OTHER (0.3%)
          1,810   Leiner Health Products Inc. - 144A*                    11.00      06/01/12           1,900,500
                                                                                                ----------------

                        SEE NOTES TO FINANCIAL STATEMENTS

   PRINCIPAL
   AMOUNT IN                                                           COUPON       MATURITY
   THOUSANDS                                                            RATE          DATE           VALUE
----------------------------------------------------------------------------------------------------------------
                  PUBLISHING: BOOKS/MAGAZINES (3.3%)
$         1,756   Dex Media East/Finance                                12.125%     11/15/12    $      2,173,050
          5,225   Dex Media Inc. - 144A*                                  9.00++    11/15/13           3,853,438
          2,741   Dex Media West/Finance                                 9.875      08/15/13           3,165,855
          3,895   Houghton Mifflin Co.                                   9.875      02/01/13           4,084,881
            755   Houghton Mifflin Co.                                   11.50++    10/15/13             450,169
          1,097   PEI Holdings, Inc.                                     11.00      03/15/10           1,278,005
          4,050   PRIMEDIA, Inc.                                         8.875      05/15/11           3,989,250
                                                                                                ----------------
                                                                                                      18,994,648
                                                                                                ----------------
                  PUBLISHING: NEWSPAPERS (1.1%)
          5,771   Hollinger Participation Trust - 144A* (Canada)        12.125+     11/15/10           6,535,354
                                                                                                ----------------
                  PULP & PAPER (1.5%)
          3,500   Abitibi-Consolidated Inc. (Canada)                      6.00      06/20/13           3,228,750
          4,350   Georgia-Pacific Corp.                                  8.875      02/01/10           5,122,125
                                                                                                ----------------
                                                                                                       8,350,875
                                                                                                ----------------
                  REAL ESTATE DEVELOPMENT (1.4%)
          5,535   CB Richard Ellis Services, Inc.                        11.25      06/15/11           6,392,925
          1,705   LNR Property Corp.                                     7.625      07/15/13           1,815,825
                                                                                                ----------------
                                                                                                       8,208,750
                                                                                                ----------------
                  REAL ESTATE INVESTMENT TRUSTS (0.4%)
          1,965   HMH Properties, Inc. (Series B)                        7.875      08/01/08           2,033,775
                                                                                                ----------------
                  SPECIALTY STORES (2.3%)
          3,600   Autonation, Inc.                                        9.00      08/01/08           4,131,000
          2,315   General Nutrition Center - 144A*                        8.50      12/01/10           2,326,575
          2,975   Petro Stopping Centers LP/Petro Financial Corp.         9.00      02/15/12           3,108,875
          3,515   Sonic Automotive, Inc.                                 8.625      08/15/13           3,708,325
                                                                                                ----------------
                                                                                                      13,274,775
                                                                                                ----------------
                  SPECIALTY TELECOMMUNICATIONS (2.3%)
          3,400   American Tower Corp.                                   9.375      02/01/09           3,646,500
          2,375   American Tower Corp. - 144A*                            7.50      05/01/12           2,410,625
          3,250   Qwest Communications International - 144A*             5.211***   02/15/09           3,038,750
          2,590   Qwest Services Corp. - 144A*                           13.50      12/15/07           2,946,125
            400   U.S. West Communications Corp.                         5.625      11/15/08             392,000
            585   U.S. West Communications Corp.                         6.625      09/15/05             600,356
                                                                                                ----------------
                                                                                                      13,034,356
                                                                                                ----------------

                        SEE NOTES TO FINANCIAL STATEMENTS

   PRINCIPAL
   AMOUNT IN                                                           COUPON       MATURITY
   THOUSANDS                                                            RATE          DATE           VALUE
----------------------------------------------------------------------------------------------------------------
                  STEEL (0.3%)
$         1,356   United States Steel Corp.                               9.75%     05/15/10    $      1,532,280
                                                                                                ----------------
                  TELECOMMUNICATION EQUIPMENT (0.4%)
          2,170   Nortel Networks Ltd. (Canada)                          6.125      02/15/06           2,213,400
                                                                                                ----------------
                  TELECOMMUNICATIONS (0.6%)
          4,740   Primus Telecommunication Group, Inc.                    8.00      01/15/14           3,649,800
         28,549   Rhythms Netconnections, Inc. (a) (b)                   12.75      04/15/09                   0
          4,309   Rhythms Netconnections, Inc. (a) (b)                   14.00      02/15/10                   0
         13,439   Rhythms Netconnections, Inc. (Series B) (a) (b)        13.50      05/15/08                   0
                                                                                                ----------------
                                                                                                       3,649,800
                                                                                                ----------------
                  TRUCKS/CONSTRUCTION/FARM MACHINERY (1.6%)
          4,535   Manitowoc Inc. (The)                                   10.50      08/01/12           5,192,575
          3,370   NMHG Holding Co.                                       10.00      05/15/09           3,723,850
                                                                                                ----------------
                                                                                                       8,916,425
                                                                                                ----------------
                  WHOLESALE DISTRIBUTORS (0.5%)
          3,070   Nebraska Book Company, Inc.                            8.625      03/15/12           3,070,000
                                                                                                ----------------
                  WIRELESS TELECOMMUNICATIONS (3.7%)
          4,700   Centennial Communications Corp. - 144A*                8.125      02/01/14           4,382,750
          3,845   Metropcs, Inc.                                         10.75      10/01/11           4,114,150
          1,920   Rural Cellular Corp - 144A*                             6.02***   03/15/10           1,958,400
          2,125   SBA Communications Corp.                                9.75++    12/15/11           1,668,125
          4,755   SBA Communications Corp.                               10.25      02/01/09           5,028,413
          1,175   Ubiquitel Operating Co.                                14.00++    04/15/10           1,210,250
          2,760   US Unwire Inc.                                         10.00      06/15/12           2,842,800
                                                                                                ----------------
                                                                                                      21,204,888
                                                                                                ----------------

                  Total Corporate Bonds
                   (COST $604,645,471)                                                               528,471,392
                                                                                                ----------------

                  Convertible Bonds (0.5%)
                  HOTELS/RESORTS/CRUISELINES (0.0%)
          1,643   Premier Cruises Ltd. - 144A* (a) (b)                   10.00+     08/15/05                   0
                                                                                                ----------------
                  TELECOMMUNICATION EQUIPMENT (0.5%)
          3,115   Nortel Networks Corp. (Canada)                          4.25      09/01/08           3,017,656
                                                                                                ----------------

                  Total Convertible Bonds
                   (COST $5,353,040)                                                                   3,017,656
                                                                                                ----------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBEROF
  SHARES                                                                     VALUE
-------------------------------------------------------------------------------------
             COMMON STOCKS (d) (0.4%)
             AEROSPACE & DEFENSE (0.1%)
    75,021   Orbital Sciences Corp. (c)                                  $    800,474
                                                                         ------------
             APPAREL/FOOTWEAR RETAIL (0.0%)
 5,421,101   County Seat Stores Corp. (c)                                           0
                                                                         ------------
             CASINO/GAMING (0.0%)
   212,312   Fitzgerald Gaming Corp.**                                              0
                                                                         ------------
             FOOD: SPECIALTY/CANDY (0.0%)
    13,317   SFAC New Holdings Inc. (c)                                             0
     2,447   SFAC New Holdings Inc. (c)                                             0
 1,069,725   Specialty Foods Acquisition Corp. - 144A*                              0
                                                                         ------------
                                                                                    0
                                                                         ------------
             HOTELS/RESORTS/CRUISELINES (0.0%)
   981,277   Premier Holdings Inc. (c)                                              0
                                                                         ------------
             MEDICAL/NURSING SERVICES (0.0%)
 1,754,896   Raintree Healthcare Corp. (c)                                          0
                                                                         ------------
             RESTAURANTS (0.3%)
   111,558   American Restaurant Group Holdings, Inc. (c)                           0
    13,107   American Restaurant Group Holdings, Inc. (c)                           0
    64,807   American Restaurant Group Holdings, Inc. - 144A*                       0
   787,160   Catalina Restaurant Group (c)  (Note 4)                        1,574,320
                                                                         ------------
                                                                            1,574,320
                                                                         ------------
             SPECIALTY TELECOMMUNICATIONS (0.0%)
    34,159   Birch Telecom Inc. (c)                                                 0
 1,448,200   PFB Telecom NV (Series B) (c)                                          0
         1   XO Communications, Inc. (c)                                            3
                                                                         ------------
                                                                                    3
                                                                         ------------
             TELECOMMUNICATIONS (0.0%)
    49,597   Viatel Holdings Bermuda Ltd. (c)                                  34,718
                                                                         ------------
             TEXTILES (0.0%)
 2,389,334   U.S. Leather, Inc. (c)                                                 0
                                                                         ------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBEROF
  SHARES                                                                     VALUE
-------------------------------------------------------------------------------------
             WIRELESS TELECOMMUNICATIONS (0.0%)
     5,199   Arch Wireless, Inc. (Class A) (c)                           $    158,570
   315,021   Vast Solutions, Inc. (Class B1) (c)                                    0
   315,021   Vast Solutions, Inc. (Class B2) (c)                                    0
   315,021   Vast Solutions, Inc. (Class B3) (c)                                    0
                                                                         ------------
                                                                              158,570
                                                                         ------------
             Total Common Stocks
              (COST $296,750,122)                                           2,568,085
                                                                         ------------
             Non-Convertible Preferred Stocks (2.1%)
             BROADCASTING (0.8%)
       540   Paxson Communications Corp.+                                   4,499,080
                                                                         ------------
             ELECTRIC UTILITIES (1.1%)
     5,338   TNP Enterprises, Inc. (Series D)+                              6,392,255
                                                                         ------------
             RESTAURANTS (0.2%)
     1,337   Catalina Restaurant Group (Units)@@                            1,203,300
                                                                         ------------
             Total Non-Convertible Preferred Stocks
              (COST $12,094,253)                                           12,094,635
                                                                         ------------

NUMBER OF                                                      EXPIRATION
WARRANTS                                                          DATE
---------                                                      ----------
            WARRANTS (d) (0.0%)
            CASINO/GAMING (0.0%)
  319,500   Aladdin Gaming Enterprises, Inc. - 144A*            03/01/10            0
   23,000   Resort At Summerlin LP - 144A*                      12/15/07            0
                                                                             --------
                                                                                    0
                                                                             --------
            ELECTRIC UTILITIES (0.0%)
    1,850   TNP Enterprises, Inc. - 144A*                       04/01/11       55,962
                                                                             --------
            RESTAURANTS (0.0%)
    4,500   American Restaurant Group Holdings, Inc. - 144A*    08/15/08            0
  334,250   Catalina Restaurant Group (c)                       07/10/12            0
                                                                             --------
                                                                                    0
                                                                             --------
            Total Warrants
             (COST $58,970)                                                    55,962
                                                                             --------

                        SEE NOTES TO FINANCIAL STATEMENTS

   PRINCIPAL
   AMOUNT IN                                                           COUPON       MATURITY
   THOUSANDS                                                            RATE          DATE           VALUE
----------------------------------------------------------------------------------------------------------------
                  Short-Term Investments (3.3%)
                  Repurchase Agreements
$        18,099   Joint repurchase agreement account
                   (dated 08/31/04; proceeds $18,099,789) (e)             1.57%      09/01/04   $     18,099,000
            685   The Bank of New York (dated 08/31/04; proceeds
                   $685,367) (f)                                         1.313       09/01/04            685,342
                                                                                                ----------------
                  Total Short-Term Investments
                   (COST $18,784,342)                                                                 18,784,342
                                                                                                ----------------
                  Total Investments
                   (COST $937,686,198) (g)                                               98.3%       564,992,072
                  Other Assets in Excess of Liabilities                                   1.7          9,662,850
                                                                                   ----------   ----------------
                  Net Assets                                                            100.0%  $    574,654,922
                                                                                   ==========   ================

----------
   *   RESALE IS RESTRICTED TO QUALIFIED INSTITUTIONAL INVESTORS.
   **  RESALE IS RESTRICTED, ACQUIRED 12/22/98 AT A COST BASIS OF $957,527.
   *** FLOATING RATE SECURITY. RATE SHOWN IS THE RATE IN EFFECT AT AUGUST 31,
       2004.
   +   PAYMENT-IN-KIND SECURITY.
   ++ CURRENTLY A ZERO COUPON BOND AND IS SCHEDULED TO PAY INTEREST AT THE RATE SHOWN AT A FUTURE SPECIFIED DATE.
   @@ CONSISTS OF ONE OR MORE CLASS OF SECURITIES TRADED TOGETHER AS A UNIT; PREFERRED STOCKS WITH ATTACHED WARRANTS.
   (a) ISSUER IN BANKRUPTCY.
   (b) NON-INCOME PRODUCING SECURITY; BOND IN DEFAULT.
   (c) ACQUIRED THROUGH EXCHANGE OFFER.
   (d) NON-INCOME PRODUCING SECURITIES.
   (e) COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
   (f) COLLATERALIZED BY FEDERAL NATIONAL MORTGAGE ASSOCIATION 3.862% DUE 05/01/33 VALUED AT $699,049.
   (g) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $935,009,300. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $33,804,329 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $403,821,557, RESULTING IN NET UNREALIZED DEPRECIATION OF $370,017,228.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY HIGH YIELD SECURITIES INC.
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 2004

ASSETS:
Investments in securities of unaffiliated
 issuers, at value (cost $934,537,558)                        $     563,417,752
Investments in affiliates, at value
 (cost $3,148,640)                                                    1,574,320
Cash                                                                     74,039
Receivable for:
 Interest                                                            10,187,134
 Investments sold                                                     1,776,315
 Capital stock sold                                                     139,216
Prepaid expenses and other assets                                        68,497
                                                              -----------------
    TOTAL ASSETS                                                    577,237,273
                                                              -----------------
LIABILITIES:
Payable for:
 Capital stock redeemed                                                 784,916
 Investments purchased                                                  706,336
 Distribution fee                                                       270,198
 Investment management fee                                              246,588
Accrued expenses and other payables                                     574,313
                                                              -----------------
    TOTAL LIABILITIES                                                 2,582,351
                                                              -----------------
    NET ASSETS                                                $     574,654,922
                                                              =================
COMPOSITION OF NET ASSETS:
Paid-in-capital                                               $   2,938,761,533
Net unrealized depreciation                                        (372,694,126)
Accumulated undistributed net
 investment income                                                    3,374,549
Accumulated net realized loss                                    (1,994,787,034)
                                                              -----------------
    NET ASSETS                                                $     574,654,922
                                                              =================
CLASS A SHARES:
Net Assets                                                    $      21,595,296
Shares Outstanding (500,000,000
 authorized, $.01 par value)                                         11,990,213
    NET ASSET VALUE PER SHARE                                 $            1.80
                                                              =================
    MAXIMUM OFFERING PRICE PER SHARE,
    (net asset value plus 4.44% of net asset value)           $            1.88
                                                              =================
CLASS B SHARES:
Net Assets                                                    $     360,513,139
Shares Outstanding (500,000,000
 authorized, $.01 par value)                                        201,340,944
    NET ASSET VALUE PER SHARE                                 $            1.79
                                                              =================
CLASS C SHARES:
Net Assets                                                    $      37,907,023
Shares Outstanding (500,000,000
 authorized, $.01 par value)                                         21,117,055
    NET ASSET VALUE PER SHARE                                 $            1.80
                                                              =================
CLASS D SHARES:
Net Assets                                                    $     154,639,464
Shares Outstanding (500,000,000
 authorized, $.01 par value)                                         85,854,360
    NET ASSET VALUE PER SHARE                                 $            1.80
                                                              =================

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED AUGUST 31, 2004

NET INVESTMENT INCOME:
INCOME
Interest                                                      $      63,972,912
Dividends                                                             1,902,304
                                                              -----------------
    TOTAL INCOME                                                     65,875,216
                                                              -----------------
EXPENSES
Investment management fee                                             3,163,709
Distribution fee (Class A shares)                                        54,817
Distribution fee (Class B shares)                                     3,092,805
Distribution fee (Class C shares)                                       375,510
Transfer agent fees and expenses                                      1,490,050
Professional fees                                                       318,134
Taxes                                                                   294,900
Shareholder reports and notices                                         147,046
Registration fees                                                        69,776
Custodian fees                                                           41,116
Directors' fees and expenses                                             24,295
Other                                                                    38,187
                                                              -----------------
    TOTAL EXPENSES                                                    9,110,345
                                                              -----------------
    NET INVESTMENT INCOME                                            56,764,871
                                                              -----------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss from unaffiliated issuers                        (199,498,302)
Realized gain from affiliates                                         1,897,844
                                                              -----------------
    NET REALIZED LOSS                                              (197,600,458)
                                                              -----------------

Net change in unrealized depreciation                               231,685,708
                                                              -----------------

    NET GAIN                                                         34,085,250
                                                              -----------------
NET INCREASE                                                  $      90,850,121
                                                              =================

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

                                                                FOR THE YEAR       FOR THE YEAR
                                                                    ENDED              ENDED
                                                               AUGUST 31, 2004    AUGUST 31, 2003
                                                               ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                                          $    56,764,871    $    69,794,597
Net realized loss                                                 (197,600,458)      (927,632,141)
Net change in unrealized depreciation                              231,685,708        966,925,307
                                                               ---------------    ---------------

    NET INCREASE                                                    90,850,121        109,087,763
                                                               ---------------    ---------------

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Class A shares                                                      (2,072,654)        (3,157,603)
Class B shares                                                     (25,815,474)       (38,559,338)
Class C shares                                                      (2,708,149)        (3,797,508)
Class D shares                                                     (11,764,739)       (14,815,212)
                                                               ---------------    ---------------

    TOTAL DIVIDENDS                                                (42,361,016)       (60,329,661)
                                                               ---------------    ---------------

Net increase (decrease) from capital stock transactions           (154,957,959)       116,673,515
                                                               ---------------    ---------------

    NET INCREASE (DECREASE)                                       (106,468,854)       165,431,617

NET ASSETS:
Beginning of period                                                681,123,776        515,692,159
                                                               ---------------    ---------------

END OF PERIOD
(Including accumulated undistributed net investment income
of $3,374,549 and $162,662, respectively)                      $   574,654,922    $   681,123,776
                                                               ===============    ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY HIGH YIELD SECURITIES INC.
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2004

1. ORGANIZATION AND ACCOUNTING POLICIES
Morgan Stanley High Yield Securities Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, (the "Act") as a diversified, open-end management investment company. The Fund's investment objective is to earn a high level of current income. The Fund was incorporated in Maryland on June 14, 1979 and commenced operations on September 26, 1979. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Directors or by the Investment Manager using a pricing service and/or procedures approved by the Directors of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Directors; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily except where collection is not expected.

C. REPURCHASE AGREEMENTS -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT MANAGEMENT AGREEMENT
Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, calculated daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of daily net assets not exceeding $500 million; 0.425% to the portion of daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of daily net assets exceeding $1 billion but not exceeding $2 billion; 0.325% to the portion of daily net assets exceeding $2 billion but not exceeding $3 billion; and 0.30% to the portion of daily net assets exceeding $3 billion.

3. PLAN OF DISTRIBUTION
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- up to 0.75% of the average daily net assets of Class B; and (iii) Class C -- up to 0.85% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Directors will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $58,499,934 at August 31, 2004.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.85% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended August 31, 2004, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.18% and 0.85%, respectively.

The Distributor has informed the Fund that for the year ended August 31, 2004, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $30,579 $1,016,185 and $24,619 respectively and received $82,414 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended August 31, 2004, aggregated $320,528,930 and $461,872,582 respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At August 31, 2004, the Fund had transfer agent fees and expenses payable of approximately $31,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. Aggregate pension costs for the year ended August 31, 2004 included in Director's fees and expenses in the Statement of Operations amounted to $16,312. At August 31, 2004, the Fund had an accrued pension liability of $131,880 which is included in accrued expenses in the Statement of Assets and Liabilities.

Effective April 1, 2004, the Fund began an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Director to defer payment of all, or a portion, of the fees he receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Transactions with such companies during the year ended August 31, 2004 were as follows:

                                                                 REALIZED
ISSUER                            PURCHASES        SALES           GAIN          INCOME          VALUE
------                           ------------   ------------   ------------   ------------   ------------
Anacomp Inc. -- Class A                    --   $  5,490,715   $    365,928             --             --
Catalina Restaurant Group                  --             --             --             --   $  1,574,320
Globix Corp.                               --      1,634,872      1,531,916             --             --
                                 ------------   ------------   ------------   ------------   ------------
Total                                      --   $  7,125,587   $  1,897,844             --   $  1,574,320
                                 ============   ============   ============   ============   ============

5. FUND ACQUISITIONS -- MORGAN STANLEY HIGH INCOME ADVANTAGE TRUSTS
On December 16, 2002, the Fund acquired all the net assets of Morgan Stanley High Income Advantage Trust ("HIAT"), Morgan Stanley High Income Advantage Trust II ("HIAT II") and Morgan Stanley High Income Advantage Trust III ("HIAT III") based on the respective valuations as of the close of business on December 13, 2002, pursuant to three reorganization plans approved by the shareholders of HIAT, HIAT II, and HIAT III on December 10, 2002. The acquisition was accomplished by a tax-free exchange of 16,043,676 Class D shares of the Fund at a net asset value of $1.53 per share for 29,935,152 shares of HIAT; 21,167,160 Class D shares of the Fund at a net asset value of $1.53 per share for 35,201,907 shares of HIAT II; and 8,521,386 Class D shares of the Fund at a net asset value of $1.53 per share for 12,782,079 shares of HIAT III. The net assets of the Fund and HIAT, HIAT II, and HIAT III immediately before the acquisition were $504,383,912, $24,638,052, $32,445,236, and $12,976,663,
respectively, including unrealized appreciation of $78,827,004, $102,180,638, and $38,615,052 for HIAT, HIAT II, and HIAT III, respectively. Immediately after the acquisition, the combined net assets of the Fund amounted to $574,443,863.

6. CAPITAL STOCK
Transactions in capital stock were as follows:

                                                              FOR THE YEAR                          FOR THE YEAR
                                                                  ENDED                                 ENDED
                                                            AUGUST 31, 2004                       AUGUST 31, 2003
                                                   ----------------------------------    ----------------------------------
                                                       SHARES             AMOUNT             SHARES             AMOUNT
                                                   ---------------    ---------------    ---------------    ---------------
CLASS A SHARES
Sold                                                    13,165,136    $    23,468,524         39,836,992    $    64,688,820
Reinvestment of dividends                                  551,791            979,557          1,022,505          1,601,355
Redeemed                                               (24,480,351)       (43,554,741)       (33,475,330)       (54,476,121)
                                                   ---------------    ---------------    ---------------    ---------------
Net increase (decrease) -- Class A                     (10,763,424)       (19,106,660)         7,384,167         11,814,054
                                                   ---------------    ---------------    ---------------    ---------------
CLASS B SHARES
Sold                                                    23,754,798         41,770,580         77,421,752        122,904,213
Reinvestment of dividends                                6,066,686         10,706,332          9,626,091         15,003,266
Redeemed                                               (81,860,251)      (144,576,386)       (73,660,925)      (116,540,305)
                                                   ---------------    ---------------    ---------------    ---------------
Net increase (decrease) -- Class B                     (52,038,767)       (92,099,474)        13,386,918         21,367,174
                                                   ---------------    ---------------    ---------------    ---------------
CLASS C SHARES
Sold                                                     4,446,414          7,876,921         12,695,388         20,107,539
Reinvestment of dividends                                  718,053          1,269,771          1,158,259          1,809,569
Redeemed                                               (11,044,600)       (19,548,258)        (8,770,002)       (13,966,548)
                                                   ---------------    ---------------    ---------------    ---------------
Net increase (decrease) -- Class C                      (5,880,133)       (10,401,566)         5,083,645          7,950,560
                                                   ---------------    ---------------    ---------------    ---------------
CLASS D SHARES
Sold                                                     5,564,553          9,841,550         32,279,099         51,598,560
Reinvestment of dividends                                3,657,711          6,488,162          4,850,711          7,624,480
Shares issued in connection with the acquisition
 of the Morgan Stanley High Income
 Advantage Trusts (See Note 5)                                  --                 --         45,732,222         70,059,951
Redeemed                                               (28,019,698)       (49,679,971)       (33,881,962)       (53,741,264)
                                                   ---------------    ---------------    ---------------    ---------------
Net increase (decrease) -- Class D                     (18,797,434)       (33,350,259)        48,980,070         75,541,727
                                                   ---------------    ---------------    ---------------    ---------------
Net increase (decrease) in Fund                        (87,479,758)   $  (154,957,959)        74,834,800    $   116,673,515
                                                   ===============    ===============    ===============    ===============

7. FEDERAL INCOME TAX STATUS
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

                                   FOR THE YEAR        FOR THE YEAR
                                       ENDED              ENDED
                                  AUGUST 31, 2004    AUGUST 31, 2003
                                 -----------------   ---------------
Ordinary income                  $      42,361,016   $    60,329,661
                                 =================   ===============

As of August 31, 2004, the tax-basis components of accumulated losses were as follows:

Undistributed ordinary income    $       1,679,290
Undistributed long-term gains                   --
                                 -----------------
Net accumulated earnings                 1,679,290
Capital loss carryforward*          (1,808,879,576)
Post-October losses                   (185,719,271)
Temporary differences                   (1,169,826)
Net unrealized depreciation           (370,017,228)
                                 -----------------
Total accumulated losses         $  (2,364,106,611)
                                 =================

*As of August 31, 2004, the Fund had a net capital loss carryforward of $1,808,879,576 of which $39,319,363 will expire on August 31, 2005, $12,603,314 will expire on August 31, 2006, $24,919,181 will expire on August 31, 2007, $69,856,779 will expire on August 31, 2008, $89,299,249 will expire on August 31, 2009, $245,944,739 will expire on August 31, 2010, $568,502,378 will expire on August 31, 2011 and $758,434,573 will expire on August 31, 2012 to offset future capital gains to the extent provided by regulations.

As part of the Fund's acquisition of the assets of HIAT, HIAT II and HIAT III (the "HIATs"), the Fund obtained a net capital loss carryforward of $231,274,856 from the HIATs. Utilization of this carryforward is subject to limitations imposed by the Internal Revenue Code and Treasury Regulations, reducing the total carryforward available.

As of August 31, 2004, the Fund had temporary book/tax differences primarily attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year), interest on bonds in default and book amortization of discounts on debt securities and permanent book/tax differences primarily attributable to tax adjustments on debt securities sold by the Fund and expired capital loss carryforwards. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $21,804,303, accumulated undistributed net investment income was charged $11,191,968 and accumulated net realized loss was credited $32,996,271.

8. LEGAL MATTERS
The Investment Manager, certain affiliates of the Investment Manager, certain officers of such affiliates and certain investment companies advised by the Investment Manager or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Manager and certain affiliates of the Investment Manager allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Manager or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Manager or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and otherwise vigorously to defend it. While the Fund believes that it has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

MORGAN STANLEY HIGH YIELD SECURITIES INC.
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of capital stock outstanding throughout each period:

                                                                         FOR THE YEAR ENDED AUGUST 31,
                                                --------------------------------------------------------------------------------
                                                    2004             2003             2002             2001             2000
                                                ------------     ------------     ------------     ------------     ------------
CLASS A SHARES:

SELECTED PER SHARE DATA:
Net asset value, beginning of period            $       1.67     $       1.55     $       2.32     $       4.35     $       5.51
                                                ------------     ------------     ------------     ------------     ------------
Income (loss) from investment operations:
  Net investment income++                               0.16             0.19             0.26             0.47             0.69
  Net realized and unrealized gain (loss)               0.09             0.10            (0.73)           (1.99)           (1.13)
                                                ------------     ------------     ------------     ------------     ------------
Total income (loss) from investment
 operations                                             0.25             0.29            (0.47)           (1.52)           (0.44)
                                                ------------     ------------     ------------     ------------     ------------

Less dividends and distributions from:
  Net investment income                                (0.12)           (0.17)           (0.27)           (0.51)           (0.72)
  Paid-in-capital                                          -                -            (0.03)               -                -
                                                ------------     ------------     ------------     ------------     ------------
Total dividends and distributions                      (0.12)           (0.17)           (0.30)           (0.51)           (0.72)
                                                ------------     ------------     ------------     ------------     ------------

Net asset value, end of period                  $       1.80     $       1.67     $       1.55     $       2.32     $       4.35
                                                ============     ============     ============     ============     ============

TOTAL RETURN+                                          15.40%           19.88%          (21.70)%         (37.05)%          (8.88)%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                                1.03%            1.06%            0.99%            0.77%            0.70%
Net investment income                                   8.98%           11.96%           13.76%           15.17%           13.62%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands         $     21,595     $     38,072     $     23,879     $     36,762     $     57,273
Portfolio turnover rate                                   51%              66%              39%              49%              20%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                         FOR THE YEAR ENDED AUGUST 31,
                                                --------------------------------------------------------------------------------
                                                    2004             2003             2002             2001             2000
                                                ------------     ------------     ------------     ------------     ------------
CLASS B SHARES:

SELECTED PER SHARE DATA:
Net asset value, beginning of period            $       1.67     $       1.55     $       2.32     $       4.34     $       5.50
                                                ------------     ------------     ------------     ------------     ------------

Income (loss) from investment operations:
  Net investment income++                               0.15             0.18             0.25             0.46             0.66
  Net realized and unrealized gain (loss)               0.08             0.10            (0.73)           (1.99)           (1.13)
                                                ------------     ------------     ------------     ------------     ------------
Total income (loss) from investment
 operations                                             0.23             0.28            (0.48)           (1.53)           (0.47)
                                                ------------     ------------     ------------     ------------     ------------

Less dividends and distributions from:
  Net investment income                                (0.11)           (0.16)           (0.26)           (0.49)           (0.69)
  Paid-in-capital                                          -                -            (0.03)               -                -
                                                ------------     ------------     ------------     ------------     ------------
Total dividends and distributions                      (0.11)           (0.16)           (0.29)           (0.49)           (0.69)
                                                ------------     ------------     ------------     ------------     ------------

Net asset value, end of period                  $       1.79     $       1.67     $       1.55     $       2.32     $       4.34
                                                ============     ============     ============     ============     ============

TOTAL RETURN+                                          14.15%           19.27%          (22.00)%         (37.27)%          (9.39)%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                                1.60%            1.61%            1.56%            1.37%            1.25%
Net investment income                                   8.41%           11.41%           13.19%           14.57%           13.07%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands         $    360,513     $    422,468     $    371,399     $    664,706     $  1,381,008
Portfolio turnover rate                                   51%              66%              39%              49%              20%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                         FOR THE YEAR ENDED AUGUST 31,
                                                --------------------------------------------------------------------------------
                                                    2004             2003             2002             2001             2000
                                                ------------     ------------     ------------     ------------     ------------
CLASS C SHARES:

SELECTED PER SHARE DATA:
Net asset value, beginning of period            $       1.67     $       1.55     $       2.32     $       4.34     $       5.51
                                                ------------     ------------     ------------     ------------     ------------

Income (loss) from investment operations:
  Net investment income++                               0.15             0.18             0.25             0.45             0.66
  Net realized and unrealized gain (loss)               0.09             0.10            (0.73)           (1.98)           (1.14)
                                                ------------     ------------     ------------     ------------     ------------
Total income (loss) from investment
 operations                                             0.24             0.28            (0.48)           (1.53)           (0.48)
                                                ------------     ------------     ------------     ------------     ------------

Less dividends and distributions from:
  Net investment income                                (0.11)           (0.16)           (0.26)           (0.49)           (0.69)
  Paid-in-capital                                          -                -            (0.03)               -                -
                                                ------------     ------------     ------------     ------------     ------------
Total dividends and distributions                      (0.11)           (0.16)           (0.29)           (0.49)           (0.69)
                                                ------------     ------------     ------------     ------------     ------------

Net asset value, end of period                  $       1.80     $       1.67     $       1.55     $       2.32     $       4.34
                                                ============     ============     ============     ============     ============

TOTAL RETURN+                                          14.65%           19.14%          (22.11)%         (37.24)%          (9.66)%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                                1.70%            1.71%            1.66%            1.47%            1.35%
Net investment income                                   8.31%           11.31%           13.09%           14.47%           12.97%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands         $     37,907     $     45,114     $     33,978     $     49,818     $     86,951
Portfolio turnover rate                                   51%              66%              39%              49%              20%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                         FOR THE YEAR ENDED AUGUST 31,
                                                --------------------------------------------------------------------------------
                                                    2004             2003             2002             2001             2000
                                                ------------     ------------     ------------     ------------     ------------
CLASS D SHARES:

SELECTED PER SHARE DATA:
Net asset value, beginning of period            $       1.68     $       1.55     $       2.32     $       4.35     $       5.51
                                                ------------     ------------     ------------     ------------     ------------

Income (loss) from investment operations:
  Net investment income++                               0.16             0.19             0.26             0.48             0.70
  Net realized and unrealized gain (loss)               0.08             0.11            (0.73)           (1.99)           (1.13)
                                                ------------     ------------     ------------     ------------     ------------
Total income (loss) from investment
 operations                                             0.24             0.30            (0.47)           (1.51)           (0.43)
                                                ------------     ------------     ------------     ------------     ------------

Less dividends and distributions from:
  Net investment income                                (0.12)           (0.17)           (0.27)           (0.52)           (0.73)
  Paid-in-capital                                          -                -            (0.03)               -                -
                                                ------------     ------------     ------------     ------------     ------------
Total dividends and distributions                      (0.12)           (0.17)           (0.30)           (0.52)           (0.73)
                                                ------------     ------------     ------------     ------------     ------------

Net asset value, end of period                  $       1.80     $       1.68     $       1.55     $       2.32     $       4.35
                                                ============     ============     ============     ============     ============

TOTAL RETURN+                                          14.93%           20.82%          (21.45)%         (36.95)%          (8.69)%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                                0.85%            0.86%            0.81%            0.62%            0.50%
Net investment income                                   9.16%           12.16%           13.94%           15.32%           13.82%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands         $    154,639     $    175,471     $     86,436     $    137,319     $    246,941
Portfolio turnover rate                                   51%              66%              39%              49%              20%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY HIGH YIELD SECURITIES INC.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS AND BOARD OF
DIRECTORS OF MORGAN STANLEY HIGH YIELD SECURITIES INC.:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley High Yield Securities Inc. (the "Fund"), including the portfolio of investments, as of August 31, 2004, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley High Yield Securities Inc. as of August 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
NEW YORK, NEW YORK
OCTOBER 19, 2004

MORGAN STANLEY HIGH YIELD SECURITIES INC.
DIRECTOR AND OFFICER INFORMATION

INDEPENDENT DIRECTORS:

                                                                                                NUMBER OF
                                                                                               PORTFOLIOS
                                                    TERM OF                                      IN FUND
                                     POSITION(S)   OFFICE AND                                    COMPLEX
     NAME, AGE AND ADDRESS OF         HELD WITH    LENGTH OF   PRINCIPAL OCCUPATION(S) DURING   OVERSEEN      OTHER DIRECTORSHIPS
       INDEPENDENT DIRECTOR          REGISTRANT   TIME SERVED*          PAST 5 YEARS**        BY DIRECTOR***   HELD BY DIRECTOR
------------------------------------ ----------- ------------- ------------------------------ -------------- --------------------
Michael Bozic (63)                   Director    Since         Private Investor; Director or  208            Director of Weirton
c/o Kramer Levin Naftalis &                      April 1994    Trustee of the Retail Funds                   Steel Corporation.
Frankel LLP                                                    (since April 1994) and the
Counsel to the Independent Directors                           Institutional Funds (since
919 Third Avenue                                               July 2003); formerly Vice
New York, NY                                                   Chairman of Kmart Corporation
                                                               (December 1998-October 2000),
                                                               Chairman and Chief Executive
                                                               Officer of Levitz Furniture
                                                               Corporation (November 1995-
                                                               November 1998) and President
                                                               and Chief Executive Officer of
                                                               Hills Department Stores (May
                                                               1991-July 1995); formerly
                                                               variously Chairman, Chief
                                                               Executive Officer, President
                                                               and Chief Operating Officer
                                                               (1987-1991) of the Sears
                                                               Merchandise Group of Sears,
                                                               Roebuck & Co.

Edwin J. Garn (71)                   Director    Since         Managing Director of Summit    208            Director of Franklin
c/o Summit Ventures LLC                          January 1993  Ventures LLC; Director or                     Covey (time
1 Utah Center                                                  Trustee of the Retail Funds                   management systems),
201 S. Main Street                                             (since January 1993) and the                  BMW Bank of North
Salt Lake City, UT                                             Institutional Funds (since                    America, Inc.
                                                               July 2003); member of the Utah                (industrial loan
                                                               Regional Advisory Board of                    corporation), United
                                                               Pacific Corp.; formerly United                Space Alliance
                                                               States Senator (R-Utah)                       (joint venture
                                                               (1974-1992) and Chairman,                     between Lockheed
                                                               Senate Banking Committee                      Martin and the
                                                               (1980-1986), Mayor of Salt                    Boeing Company) and
                                                               Lake City, Utah (1971-1974),                  Nuskin Asia Pacific
                                                               Astronaut, Space Shuttle                      (multilevel
                                                               Discovery (April 12-19, 1985),                marketing); member
                                                               and Vice Chairman, Huntsman                   of the board of
                                                               Corporation (chemical                         various civic and
                                                               company).                                     charitable
                                                                                                             organizations.

Wayne E. Hedien (70)                 Director    Since         Retired; Director or Trustee   208            Director of The PMI
c/o Kramer Levin Naftalis &                      September     of the Retail Funds (since                    Group Inc. (private
Frankel LLP                                      1997          September 1997) and the                       mortgage insurance);
Counsel to the Independent Directors                           Institutional Funds (since                    Trustee and Vice
919 Third Avenue                                               July 2003); formerly                          Chairman of The
New York, NY                                                   associated with the Allstate                  Field Museum of
                                                               Companies (1966-1994), most                   Natural History;
                                                               recently as Chairman of The                   director of various
                                                               Allstate Corporation (March                   other business and
                                                               1993-December 1994) and                       charitable
                                                               Chairman and Chief Executive                  organizations.
                                                               Officer of its whollyowned
                                                               subsidiary, Allstate Insurance
                                                               Company (July 1989-December
                                                               1994).

                                                                                                NUMBER OF
                                                                                               PORTFOLIOS
                                                    TERM OF                                      IN FUND
                                     POSITION(S)   OFFICE AND                                    COMPLEX
     NAME, AGE AND ADDRESS OF         HELD WITH    LENGTH OF   PRINCIPAL OCCUPATION(S) DURING   OVERSEEN      OTHER DIRECTORSHIPS
       INDEPENDENT DIRECTOR          REGISTRANT   TIME SERVED*          PAST 5 YEARS**        BY DIRECTOR***   HELD BY DIRECTOR
------------------------------------ ----------- ------------- ------------------------------ -------------- --------------------
Dr. Manuel H. Johnson (55)           Director    Since         Senior Partner, Johnson Smick  208            Director of NVR,
c/o Johnson Smick International,                 July 1991     International, Inc., a                        Inc. (home
Inc.                                                           consulting firm; Chairman of                  construction);
2099 Pennsylvania Avenue, N.W.                                 the Audit Committee and                       Chairman and Trustee
Suite 950                                                      Director or Trustee of the                    of the Financial
Washington, D.C.                                               Retail Funds (since July 1991)                Accounting
                                                               and the Institutional Funds                   Foundation
                                                               (since July 2003); Co-Chairman                (oversight
                                                               and a founder of the Group of                 organization of the
                                                               Seven Council (G7C), an                       Financial Accounting
                                                               international economic                        Standards Board);
                                                               commission; formerly Vice                     Director of RBS
                                                               Chairman of the Board of                      Greenwich Capital
                                                               Governors of the Federal                      Holdings (financial
                                                               Reserve System and Assistant                  holding company).
                                                               Secretary of the U.S.
                                                               Treasury.

Joseph J. Kearns (62)                Director    Since         President, Kearns & Associates 209            Director of Electro
PMB754                                           July 2003     LLC (investment consulting);                  Rent Corporation
23852 Pacific Coast Highway                                    Deputy Chairman of the Audit                  (equipment leasing),
Malibu, CA                                                     Committee and Director or                     The Ford Family
                                                               Trustee of the Retail Funds                   Foundation, and the
                                                               (since July 2003) and the                     UCLA Foundation.
                                                               Institutional Funds (since
                                                               August 1994); previously
                                                               Chairman of the Audit
                                                               Committee of the Institutional
                                                               Funds (October 2001-July
                                                               2003); formerly CFO of the J.
                                                               Paul Getty Trust.

Michael E. Nugent (68)               Director    Since         General Partner of Triumph     208            Director of various
c/o Triumph Capital, L.P.                        July 1991     Capital, L.P., a private                      business
445 Park Avenue                                                investment partnership;                       organizations.
New York, NY                                                   Chairman of the Insurance
                                                               Committee and Director or
                                                               Trustee of the Retail Funds
                                                               (since July 1991) and the
                                                               Institutional Funds (since
                                                               July 2001); formerly Vice
                                                               President, Bankers Trust
                                                               Company and BT Capital
                                                               Corporation (1984-1988).

Fergus Reid (72)                     Director    Since         Chairman of Lumelite Plastics  209            Trustee and Director
c/o Lumelite Plastics Corporation                July 2003     Corporation; Chairman of the                  of certain
85 Charles Colman Blvd.                                        Governance Committee and                      investment companies
Pawling, NY                                                    Director or Trustee of the                    in the JPMorgan
                                                               Retail Funds (since July 2003)                Funds complex
                                                               and the Institutional Funds                   managed by J.P.
                                                               (since June 1992).                            Morgan Investment
                                                                                                             Management Inc.

Interested Directors:

                                                                                                NUMBER OF
                                                                                               PORTFOLIOS
                                                    TERM OF                                      IN FUND
                                     POSITION(S)   OFFICE AND                                    COMPLEX
     NAME, AGE AND ADDRESS OF         HELD WITH    LENGTH OF   PRINCIPAL OCCUPATION(S) DURING   OVERSEEN      OTHER DIRECTORSHIPS
       INTERESTED DIRECTOR           REGISTRANT   TIME SERVED*          PAST 5 YEARS**        BY DIRECTOR***   HELD BY DIRECTOR
------------------------------------ ----------- ------------- ------------------------------ -------------- --------------------
Charles A. Fiumefreddo (71)          Chairman of Since         Chairman and Director or       208            None
c/o Morgan Stanley Trust             the Board   July 1991     Trustee of the Retail Funds
Harborside Financial Center,         and                       (since July 1991) and the
Plaza Two,                           Director                  Institutional Funds (since
Jersey City, NJ                                                July 2003); formerly Chief
                                                               Executive Officer of the
                                                               Retail Funds (until September
                                                               2002).

James F. Higgins (56)                Director    Since         Director or Trustee of the     208            Director of AXA
c/o Morgan Stanley Trust                         June 2000     Retail Funds (since June 2000)                Financial, Inc. and
Harborside Financial Center,                                   and the Institutional Funds                   The Equitable Life
Plaza Two,                                                     (since July 2003); Senior                     Assurance Society of
Jersey City, NJ                                                Advisor of Morgan Stanley                     the United States
                                                               (since August 2000); Director                 (financial
                                                               of the Distributor and Dean                   services).
                                                               Witter Realty Inc.; previously
                                                               President and Chief Operating
                                                               Officer of the Private Client
                                                               Group of Morgan Stanley (May
                                                               1999-August 2000), and
                                                               President and Chief Operating
                                                               Officer of Individual
                                                               Securities of Morgan Stanley
                                                               (February 1997-May 1999).

----------
  * THIS IS THE EARLIEST DATE THE DIRECTOR BEGAN SERVING THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. (THE "INVESTMENT MANAGER") (THE "RETAIL FUNDS").
 ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICES AS DIRECTOR/TRUSTEE FOR THE RETAIL FUNDS AND THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC. AND MORGAN STANLEY AIP GP LP (THE "INSTITUTIONAL FUNDS") REFLECT THE EARLIEST DATE THE DIRECTOR/TRUSTEE BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS AS APPLICABLE.
*** THE FUND COMPLEX INCLUDES ALL OPEN-END AND CLOSED-END FUNDS (INCLUDING ALL OF THEIR PORTFOLIOS) ADVISED BY THE INVESTMENT MANAGER AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISOR THAT IS AN AFFILIATED PERSON OF THE INVESTMENT MANAGER (INCLUDING BUT NOT LIMITED TO MORGAN STANLEY INVESTMENT MANAGEMENT INC.).

OFFICERS:

                                                                 TERM OF
                                          POSITION(S)           OFFICE AND
     NAME, AGE AND ADDRESS OF              HELD WITH             LENGTH OF
         EXECUTIVE OFFICER                REGISTRANT            TIME SERVED*       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
------------------------------------  -------------------  ---------------------  -----------------------------------------------
Mitchell M. Merin (51)                President            Since May 1999         President and Chief Operating Officer of Morgan
1221 Avenue of the Americas                                                       Stanley Investment Management Inc.; President,
New York, NY                                                                      Director and Chief Executive Officer of the
                                                                                  Investment Manager and Morgan Stanley Services;
                                                                                  Chairman and Director of the Distributor;
                                                                                  Chairman and Director of the Transfer Agent;
                                                                                  Director of various Morgan Stanley
                                                                                  subsidiaries; President of the Institutional
                                                                                  Funds (since July 2003) and President of the
                                                                                  Retail Funds (since May 1999); Trustee (since
                                                                                  July 2003) and President (since December 2002)
                                                                                  of the Van Kampen Closed-End Funds; Trustee
                                                                                  (since May 1999) and President (since October
                                                                                  2002) of the Van Kampen Open-End Funds.

Barry Fink (49)                       Vice President       Since                  General Counsel (since May 2000) and Managing
1221 Avenue of the Americas                                February 1997          Director (since December 2000) of Morgan
New York, NY                                                                      Stanley Investment Management; Managing
                                                                                  Director (since December 2000), Secretary
                                                                                  (since February 1997) and Director (since July
                                                                                  1998) of the Investment Manager and Morgan
                                                                                  Stanley Services; Vice President of the Retail
                                                                                  Funds; Assistant Secretary of Morgan Stanley
                                                                                  DW; Vice President of the Institutional Funds
                                                                                  (since July 2003); Managing Director, Secretary
                                                                                  and Director of the Distributor; previously
                                                                                  Secretary (February 1997-July 2003) and
                                                                                  General Counsel (February 1997-April 2004) of
                                                                                  the Retail Funds; Vice President and Assistant
                                                                                  General Counsel of the Investment Manager and
                                                                                  Morgan Stanley Services (February 1997-December
                                                                                  2001).

Ronald E. Robison (65)                Executive Vice       Since                  Principal Executive Officer-Office of the Funds
1221 Avenue of the Americas           President and        April 2003             (since November 2003); Managing Director of
New York, NY                          Principal Executive                         Morgan Stanley & Co. Incorporated, Managing
                                      Officer                                     Director of Morgan Stanley; Managing Director,
                                                                                  Chief Administrative Officer and Director of
                                                                                  the Investment Manager and Morgan Stanley
                                                                                  Services; Chief Executive Officer and Director
                                                                                  of the Transfer Agent; Managing Director and
                                                                                  Director of the Distributor; Executive Vice
                                                                                  President and Principal Executive Officer of
                                                                                  the Institutional Funds (since July 2003) and
                                                                                  the Retail Funds (since April 2003); Director
                                                                                  of Morgan Stanley SICAV (since May 2004);
                                                                                  previously President and Director of the Retail
                                                                                  Funds (March 2001-July 2003) and Chief Global
                                                                                  Operations Officer and Managing Director of
                                                                                  Morgan Stanley Investment Management Inc.

Joseph J. McAlinden (61)              Vice President       Since July 1995        Managing Director and Chief Investment Officer
1221 Avenue of the Americas                                                       of the Investment Manager and Morgan Stanley
New York, NY                                                                      Investment Management Inc., Director of the
                                                                                  Transfer Agent, Chief Investment Officer of the
                                                                                  Van Kampen Funds; Vice President of the
                                                                                  Institutional Funds (since July 2003) and the
                                                                                  Retail Funds (since July 1995).

Amy R. Doberman (42)                  Vice President       Since July 2004        Managing Director and General Counsel, U.S.
1221 Avenue of the Americas                                                       Investment Management; Managing Director of
New York, NY                                                                      Morgan Stanley Investment Management Inc. and
                                                                                  the Investment Manager, Vice President of the
                                                                                  Institutional and Retail Funds (since July
                                                                                  2004); previously, Managing Director and
                                                                                  General Counsel - Americas, UBS Global Asset
                                                                                  Management (July 2000 - July 2004) and General
                                                                                  Counsel, Aeltus Investment Management, Inc.
                                                                                  (January 1997 - July 2000).

Stefanie V. Chang (37)                Vice President       Since July 2003        Executive Director of Morgan Stanley & Co.
1221 Avenue of the Americas                                                       Incorporated, Morgan Stanley Investment
New York, NY                                                                      Management Inc., and the Investment Manager;
                                                                                  Vice President of the Institutional Funds
                                                                                  (since December 1997) and the Retail Funds
                                                                                  (since July 2003); formerly practiced law with
                                                                                  the New York law firm of Rogers & Wells (now
                                                                                  Clifford Chance US LLP).

                                                                 TERM OF
                                          POSITION(S)           OFFICE AND
     NAME, AGE AND ADDRESS OF             HELD WITH             LENGTH OF
         EXECUTIVE OFFICER                REGISTRANT            TIME SERVED*       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
------------------------------------  -------------------  ---------------------  -----------------------------------------------
Francis J. Smith (39)                 Treasurer and        Treasurer since        Executive Director of the Investment Manager
c/o Morgan Stanley Trust              Chief Financial      July 2003 and          and Morgan Stanley Services (since December
Harborside Financial Center,          Officer              Chief Financial        2001); previously, Vice President of the
Plaza Two,                                                 Officer since          Retail Funds (September 2002-July 2003), and
Jersey City, NJ                                            September 2002         Vice President of the Investment Manager and
                                                                                  Morgan Stanley Services (August 2000-November
                                                                                  2001) and Senior Manager at
                                                                                  PricewaterhouseCoopers LLP (January
                                                                                  1998-August 2000).

Thomas F. Caloia (58)                 Vice President       Since July 2003        Executive Director (since December 2002) and
c/o Morgan Stanley Trust                                                          Assistant Treasurer of the Investment Manager,
Harborside Financial Center,                                                      the Distributor and Morgan Stanley Services;
Plaza Two,                                                                        previously Treasurer of the Retail Funds
Jersey City, NJ                                                                   (April 1989-July 2003); formerly First Vice
                                                                                  President of the Investment Manager, the
                                                                                  Distributor and Morgan Stanley Services.

Mary E. Mullin (37)                   Secretary            Since July 2003        Executive Director of Morgan Stanley & Co.
1221 Avenue of the Americas                                                       Incorporated, Morgan Stanley Investment
New York, NY                                                                      Management Inc. and the Investment Manager;
                                                                                  Secretary of the Institutional Funds (since
                                                                                  June 1999) and the Retail Funds (since July
                                                                                  2003); formerly practiced law with the New
                                                                                  York law firms of McDermott, Will & Emery and
                                                                                  Skadden, Arps, Slate, Meagher & Flom LLP.

----------
 * THIS IS THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL FUNDS. EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.
** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICE AS AN OFFICER FOR THE RETAIL AND INSTITUTIONAL FUNDS REFLECT THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS AS APPLICABLE.

DIRECTORS
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Mitchell M. Merin
PRESIDENT

Ronald E. Robison
EXECUTIVE VICE PRESIDENT and PRINCIPAL EXECUTIVE OFFICER

Barry Fink
VICE PRESIDENT

Joseph J. McAlinden
VICE PRESIDENT

Amy R. Doberman
VICE PRESIDENT

Stefanie V. Chang
VICE PRESIDENT

Francis J. Smith
TREASURER and CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020


This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its directors. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2004 Morgan Stanley

[MORGAN STANLEY LOGO]

37915RPT-RA04-00639P-Y08/04

[GRAPHIC]

                                                            MORGAN STANLEY FUNDS


                                                                  MORGAN STANLEY
                                                           HIGH YIELD SECURITIES


                                                                   ANNUAL REPORT
                                                                 AUGUST 31, 2004


[MORGAN STANLEY LOGO]

Item 2. Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)  No information need be disclosed pursuant to this paragraph.

(c)  Not applicable.

(d)  Not applicable.

(e)  Not applicable.

(f)

     (1)  The Fund's Code of Ethics is attached hereto as Exhibit A.

     (2)  Not applicable.

     (3)  Not applicable.


Item 3. Audit Committee Financial Expert.

The Fund's Board of Directors has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Directors: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Directors in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

     2004

                                        REGISTRANT     COVERED ENTITIES(1)
          AUDIT FEES                    $   44,630                     N/A

          NON-AUDIT FEES
               AUDIT-RELATED FEES       $      452(2)  $         5,067,400(2)
               TAX FEES                 $    5,313(3)  $           545,053(4)
               ALL OTHER FEES           $        -     $                 -
          TOTAL NON-AUDIT FEES          $    5,765     $         5,612,453

          TOTAL                         $   50,395     $         5,612,453

     2003

                                        REGISTRANT     COVERED ENTITIES(1)
          AUDIT FEES                    $   42,230                     N/A

          NON-AUDIT FEES
               AUDIT-RELATED FEES       $    9,684(2)  $         1,086,576(2)
               TAX FEES                 $    5,375(3)  $           252,500(4)
               ALL OTHER FEES           $        -     $                 -(5)
          TOTAL NON-AUDIT FEES          $   15,059     $         1,339,076

          TOTAL                         $   57,289     $         1,339,076

     N/A- Not applicable, as not required by Item 4.

     (1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.
     (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.
     (3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant's tax returns.
     (4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.
     (5) All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                           AS ADOPTED JULY 31, 2003(1)

1.   STATEMENT OF PRINCIPLES

     The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

     The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("GENERAL PRE-APPROVAL"); or require the specific pre-approval of the Audit Committee or its delegate ("SPECIFIC PRE-APPROVAL"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

     The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

----------
(1) This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "POLICY"), adopted as of the date above, supercedes and replaces all prior versions that may have been adopted from time to time.

     The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

     The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

2.   DELEGATION

     As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.   AUDIT SERVICES

     The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

     In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

     The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.   AUDIT-RELATED SERVICES

     Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

     The Audit Committee has pre-approved the Audit-related services in Appendix
B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.   TAX SERVICES

     The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

     Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

6.   ALL OTHER SERVICES

     The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

     The Audit Committee has pre-approved the All Other services in Appendix
B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

7.   PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

     Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

8.   PROCEDURES

     All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

     The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

9.   ADDITIONAL REQUIREMENTS

     The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No.

1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.  COVERED ENTITIES

     Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

     MORGAN STANLEY RETAIL FUNDS
     Morgan Stanley Investment Advisors Inc.
     Morgan Stanley & Co. Incorporated
     Morgan Stanley DW Inc.
     Morgan Stanley Investment Management
     Morgan Stanley Investments LP
     Van Kampen Asset Management Inc.
     Morgan Stanley Services Company, Inc.
     Morgan Stanley Distributors Inc.
     Morgan Stanley Trust FSB

     MORGAN STANLEY INSTITUTIONAL FUNDS
     Morgan Stanley Investment Management Inc.
     Morgan Stanley Investments LP
     Morgan Stanley & Co. Incorporated
     Morgan Stanley Distribution, Inc.
     Morgan Stanley AIP GP LP
     Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f)  Not applicable.

(g)  See table above.

(h) The audit committee of the Board of Directors has considered whether the provision of services other than audit services performed by the auditors to the Registrant and

Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

Applicable only for reports covering periods ending on or after the earlier of
(i) the first annual shareholder meeting after January 15, 2004 or (ii) October 31, 2004.

Item 6. Schedule of Investments

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 8. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 9. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 10 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

  There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11 Exhibits
(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.


                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley High Yield Securities Inc.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
October 20, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
October 20, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
October 20, 2004